TAXATION - Income before income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic	¥ 4,230		¥ 8,983	¥ 4,663
Foreign	(5,455)		104	(2,742)
Income/(loss) before income tax expense and equity in loss of affiliates	¥ (1,225)	$ (188)	¥ 9,087	¥ 1,921